Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Towle Value ETF (TCV)
(the “Fund”)
September 9, 2026
Supplement to the Summary Prospectus, Prospectus, and
Statement of Additional Information (“SAI”),
each dated March 16, 2026, as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME EFFECTIVE SEPTEMBER 30, 2026, AS DESCRIBED BELOW.
Effective September 30, 2026, the Fund’s name will change to “Towle Small-Cap Value ETF”. Accordingly, effective September 30, 2026, all references in the Summary Prospectus, Prospectus, and SAI to “Towle Value ETF” are replaced with “Towle Small-Cap Value ETF”.

Please retain this Supplement for future reference.